         KEMPER
         STATE TAX-FREE
         INCOME SERIES

         SEMIANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED FEBRUARY
         28, 1997
         FLORIDA TAX-FREE
         INCOME FUND

         NEW JERSEY TAX-FREE
         INCOME FUND

         NEW YORK TAX-FREE
         INCOME FUND

         PENNSYLVANIA TAX-FREE
         INCOME FUND

                  " . . .    At the end of February, yields
                      were somewhat lower than they had
                    been at the start of the period. This
                      had a modestly positive effect on
                            municipal securities."

                                                          [KEMPER FUNDS LOGO]

CONTENTS
4
Economic Overview
6
Performance Update
7
Terms To Know
8
Florida's
Portfolio Statistics and
Portfolio of Investments
11
New Jersey's
Portfolio Statistics and
Portfolio of Investments
14
New York's
Portfolio Statistics and
Portfolio of Investments
18
Pennsylvania's
Portfolio Statistics and
Portfolio of Investments
21
Financial Statements
24
Notes To
Financial Statements
30
Financial Highlights

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1997 (UNADJUSTED FOR ANY SALES
CHARGE)
                                 [BAR GRAPH]

--------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------

CLASS A               4.42%
CLASS B               3.99%
CLASS C               3.89%
LIPPER FLORIDA        4.56%
TAX-FREE INCOME
FUNDS CATEGORY
  AVERAGE

--------------------------------------------------------------------------------
NEW JERSEY
--------------------------------------------------------------------------------

CLASS A                4.05%
CLASS B                3.65%
CLASS C                3.70%
LIPPER NEW YORK        4.45%
TAX-FREE INCOME
FUNDS CATEGORY
  AVERAGE

--------------------------------------------------------------------------------
NEW YORK
--------------------------------------------------------------------------------

CLASS A                4.46%
CLASS B                4.12%
CLASS C                4.01%
LIPPER NEW JERSEY      4.76%
TAX-FREE INCOME
FUNDS CATEGORY
  AVERAGE


--------------------------------------------------------------------------------
PENNSYLVANIA
--------------------------------------------------------------------------------

CLASS A                4.77%
CLASS B                4.38%
CLASS C                4.38%
LIPPER PENNSYLVANIA    4.62%
TAX-FREE INCOME
FUNDS CATEGORY
  AVERAGE

Returns are historical and do not represent future performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 2/28/97   8/31/96
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME
FUND CLASS A                     $10.29    $10.21
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME
FUND CLASS B                     $10.27    $10.19
--------------------------------------------------------------------------------
KEMPER FLORIDA TAX-FREE INCOME
FUND CLASS C                     $10.27    $10.20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 2/28/97   8/31/96
--------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE
INCOME FUND CLASS A              $ 9.98     $9.85
--------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE
INCOME FUND CLASS B              $10.01     $9.88
--------------------------------------------------------------------------------
KEMPER NEW JERSEY TAX-FREE
INCOME FUND CLASS C              $10.01     $9.88
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 2/28/97   8/31/96
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME
FUND CLASS A                     $10.77    $10.66
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME
FUND CLASS B                     $10.78    $10.66
--------------------------------------------------------------------------------
KEMPER NEW YORK TAX-FREE INCOME
FUND CLASS C                     $10.76    $10.65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PENNSYLVANIA
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 2/28/97   8/31/96
--------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE
INCOME FUND CLASS A              $10.20     $9.95
--------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE
INCOME FUND CLASS B              $10.20     $9.95
--------------------------------------------------------------------------------
KEMPER PENNSYLVANIA TAX-FREE
INCOME FUND CLASS C              $10.20     $9.95
--------------------------------------------------------------------------------

AT A GLANCE

--------------------------------------------------------------------------------
KEMPER TAX-FREE INCOME FUND LIPPER RANKINGS
--------------------------------------------------------------------------------

COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES*

--------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------

                       CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
1-YEAR                  #27 OF 78 FUNDS     #61 OF 78 FUNDS      #61 OF 78 FUNDS
--------------------------------------------------------------------------------
5-YEAR                  #3 OF 19 FUNDS      N/A                  N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY
--------------------------------------------------------------------------------

                       CLASS A              CLASS B            CLASS C
--------------------------------------------------------------------------------
1-YEAR                  #45 OF 55 FUNDS      #52 OF 55 FUNDS    #50 OF 55 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NEW YORK
--------------------------------------------------------------------------------

                       CLASS A               CLASS B            CLASS C
--------------------------------------------------------------------------------
1-YEAR                  #70 OF 94 FUNDS       #90 OF 94 FUNDS   #89 OF 94  FUNDS
--------------------------------------------------------------------------------
5-YEAR                  #11 OF 43 FUNDS       N/A               N/A
--------------------------------------------------------------------------------
10-YEAR                 #7 OF 24 FUNDS        N/A               N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PENNSYLVANIA
--------------------------------------------------------------------------------

                       CLASS A                 CLASS B            CLASS C
--------------------------------------------------------------------------------
1-YEAR                  #34 OF 63 FUNDS         #58 OF 63 FUNDS   #57 OF 63 FUNDS
--------------------------------------------------------------------------------

*Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance. The funds are compared to their respective Lipper categories as follows: Florida Municipal Debt, New Jersey Municipal Debt, New York Municipal Debt and Pennsylvania Municipal Debt.

--------------------------------------------------------------------------------
 DIVIDEND REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF FEBRUARY 28, 1997.

--------------------------------------------------------------------------------
 FLORIDA
--------------------------------------------------------------------------------

                                         CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:                       $0.2534   $0.2104   $0.2104
--------------------------------------------------------------------------------
FEBRUARY DIVIDEND:                       $0.0404   $0.0348   $0.0336
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+:             5.23%     4.51%     4.36%
--------------------------------------------------------------------------------
SEC YIELD+:                                4.30%     3.68%     3.68%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:                      6.84%     5.85%     5.85%
BASED ON A 37.1% MARGINAL FEDERAL INCOME TAX RATE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NEW JERSEY
--------------------------------------------------------------------------------

                                         CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:                       $0.2087   $0.1705   $0.1684
--------------------------------------------------------------------------------
FEBRUARY DIVIDEND:                       $0.0331   $0.0272   $0.0272
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+:             4.42%     3.62%     3.62%
--------------------------------------------------------------------------------
SEC YIELD+:                                4.11%     3.49%     3.52%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:                      6.92%     5.88%     5.93%
BASED ON A MARGINAL TAX RATE OF 40.6% (COMBINED NEW JERSEY STATE AND
FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NEW YORK
--------------------------------------------------------------------------------

                                      CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:                    $0.2785   $0.2326   $0.2318
--------------------------------------------------------------------------------
FEBRUARY DIVIDEND:                    $0.0417   $0.0350   $0.0353
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+:          5.16%     4.33%     4.38%
--------------------------------------------------------------------------------
SEC YIELD+:                             4.41%     3.75%     3.78%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:                   7.88%     6.70%     6.75%
BASED ON A MARGINAL INCOME TAX RATE OF 44.0% (COMBINED NEW YORK
STATE, NEW YORK CITY AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PENNSYLVANIA
--------------------------------------------------------------------------------

                                      CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:                    $0.2241   $0.1857   $0.1863
--------------------------------------------------------------------------------
FEBRUARY DIVIDEND:                    $0.0342   $0.0283   $0.0286
--------------------------------------------------------------------------------
ANNUALIZED DISTRIBUTION RATE+:          4.46%     3.70%     3.74%
--------------------------------------------------------------------------------
SEC YIELD+:                             4.17%     3.57%     3.60%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:                   6.82%     5.84%     5.89%
BASED ON A MARGINAL TAX RATE OF 38.9% (COMBINED PENNSYLVANIA
STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

+Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on February 28, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended February 28, 1997 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable 1996 federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS, INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $79 BILLION IN ASSETS, INCLUDING $42 BILLION IN RETAIL MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER:

The Federal Reserve Board's recent decision to raise short-term interest rates as a pre-emptive strike against inflation has changed the course that the markets have been on for several months. In fact, we had not seen a change in the federal funds target rate since January 1996, when the Fed reduced interest rates. The raising of rates now -- coupled with the general expectation of at least one and probably two more hikes -- requires a modest adjustment in our views for 1997.

  A review of the standard measures of the economy shows little to be concerned about. As has been the pattern for more than five years, alternately strong and weak quarters have produced an overall 2 percent to 3 percent rate of growth in gross domestic product (GDP). Job creation and the unemployment rate are consistent with a moderately expanding economy. Corporate profits continue to grow at an expected 4 to 5 percent rate in 1997. The Consumer Price Index continues to track at a 2.5 percent to 3.0 percent rate. However, the Fed has become nervous about the recent modest increases in unit labor costs. To avert the possibility of more severe later actions to control inflation, the Fed decided to act now. Ironically, now that rates have been raised, we may never know whether the economy was in fact in danger of overheating.

  Investors' immediate reaction to the higher rates was negative, as evidenced by the stock market's first sizable correction in years. Yet, as uncomfortable as it is to participate in a market decline, a correction is a natural event in a market cycle. A market correction is generally defined as a loss in value of 8 to 10 percent. Historically, corrections take place over a period of four to six months, the current one has already fallen the average amount in a very short amount of time. It is likely that the stock market will require many weeks of retrenchment before a new sustainable upward movement begins.

  A correction should be distinguished from a bear market, which involves a decline of at least 20 percent and typically occurs over six to eight months. We see no reason to believe that we are entering a classic bear market. The economy is stable and the interest rate increases are likely to be gradual and modest. Inflation is the greatest threat to the securities markets, and if higher rates are what is required to control inflation, investors will be better off over the longer term.

  Just as we see a limited downside to today's rising interest rate environment, so is there a limited upside in the near future. The effect of higher rates will have to work itself through the economy. Higher rates have significant implications for corporate profitability, debt issuance, credit extension and international trade. Post-correction cash flows into the financial markets will be a subject of great scrutiny. One of the factors driving the stock market to its all-time high early in 1997 was the unprecedented high level of investment through mutual funds, 401(k)s and qualified contribution plans. It is realistic to expect that, on the margin, some of that cash will find a home in short-term, liquid investments while the stock market sorts itself out.

  One of the most interesting aspects of today's environment is the role of the technology stocks. They seem to be demonstrating the same market leadership characteristics that we have seen before. In the early 1970s, consumer nondurable stocks led the market up and down. More recently, in the 1980s, oil stocks led, followed by financial services stocks. Today, we look at technology stocks as a strong indicator of market direction. When they finally find a bottom and then turn upward, we would expect the general market to follow.

  Higher interest rates are, of course, anathema to the fixed-income market. The market has fallen, discounting a more restricting monetary policy. However, in the era of instant adjustment, most of the damage is likely done. We expect now that the bond market is likely to trade in a very narrow range -- with long-term interest rates no lower than 6.75 percent and no higher than 7.25 percent. One positive effect of the stock market correction was the widening of spreads available on high yield bonds. As a consequence, high yield bonds today are more reasonably priced.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and sharholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch has a significant impact on mutual fund performance.

   The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  BAR GRAPH

                              NOW (3/31/97)     6 MONTHS AGO   1 YEAR AGO     2 YEARS AGO
10-YEAR TREASURY RATE(1)         6.69                6.53         6.51          7.06
PRIME RATE(2)                    8.50                8.25         8.25          9.00
INFLATION RATE(3)*               2.72                2.62         2.86          2.57
THE U.S. DOLLAR(4)               8.58                4.74         8.94        -11.46
CAPITAL GOODS ORDERS(5)*         5.25                1.96         3.98         15.52
INDUSTRIAL PRODUCTION(5)*        3.79                3.13         1.36          3.38
EMPLOYMENT GROWTH(6)             2.27                2.18         1.76          3.12


(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant hight real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of February 28, 1997.

SOURCE:  ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.

        A natural response to a troubled U.S. equity market is to look abroad. In fact, the valuations of many international markets are more attractive than the U.S. There too, though, weak German and Japanese economies make it difficult to identify exciting near-term opportunities.

        Our recommendation to shareholders is to stay the course and to fight the temptation to try to time when and where you should be invested. Financial assets react much quicker today to events. Volatility has returned to the market and with it heightened uncertainty. Now is the time to rely on your financial representative for the expertise and the long-term investing discipline that he or she can provide.

        With that as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.


Sincerely,

/s/ Stephen B. Timbers
STEPHEN B. TIMBERS
President, Chief Investment and Executive Officer
Zurich Kemper Investments, Inc.


April 10, 1997

PERFORMANCE UPDATE

[MIER PHOTO]

CHRIS MIER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1986 AND IS NOW SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF THE KEMPER STATE TAX-FREE INCOME SERIES. MIER RECEIVED A B.A. DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE A M.M. IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

FOR THE SIX-MONTH REPORTING PERIOD, THE MUNICIPAL MARKET FOCUSED
PRIMARILY ON THE POTENTIAL OF AN INTEREST RATE INCREASE BY THE FEDERAL RESERVE BOARD. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THE FUNDS IN KEMPER STATE TAX-FREE INCOME SERIES PERFORMED IN AN ENVIRONMENT CHARACTERIZED BY QUICK CHANGING EXPECTATIONS.

Q     HOW DID THE FUNDS PERFORM DURING THE FIRST SIX MONTHS OF THE FISCAL YEAR?

A     The funds (Class A shares, unadjusted for sales charge) performed relatively well, all returning 4 percent or more for the six-month period ended February 28, 1997. Most of the return reflected income from the bonds in the portfolios with some level of price appreciation.

Q     MUNICIPAL BOND YIELDS HAVE FLUCTUATED QUITE A BIT DURING THE LAST SIX
MONTHS. WHAT IMPACT DID THIS HAVE ON THE MARKET?

A     Yields in the municipal market fluctuated during the period, but tended to be range-bound, trading within about a half of a percentage point. At the end of February, yields were somewhat lower than they had been at the start of the period. This had a modestly positive effect on prices of municipal securities.

  The up and down movement of yields seemed to be based on the market's changing expectations about whether or not the Federal Reserve Board (The Fed) would move to raise short-term interest rates. It was assumed that the Fed would raise short-term rates if there was an indication of the economy growing too quickly and a possible emergence of inflation. We witnessed swings in the market throughout the period on the heels of sometimes conflicting economic reports. The Fed took no action during the six-month period and the municipal bond market performed relatively well, slightly outperforming the Treasury bond market.

Q     WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE FUNDS OVER THE SIX MONTHS?

A     We shortened the durations of the funds somewhat during the period. The shorter a fund's duration, the less sensitive it is to interest rate changes. We shortened duration because we believed that growth in the economy would exceed market expectations. We also saw signs of potential wage inflation and combined with our outlook on economic growth, saw a bias for higher market interest rates.

  In addition to duration adjustments, we also added A-rated and BBB-rated bonds on a selective basis. These bonds offered higher coupon rates than some of the funds' higher quality and insured issues. We also continued to focus on maintaining or improving call protection on issues within the portfolios.

  We didn't make any significant shifts in the sectors in which the funds were invested. However, we continued to favor essential service revenue bonds, or bonds used to finance basic governmental services such as water and sewers, transportation and education among other things.

PERFORMANCE UPDATE

Q     WERE THERE ANY SIGNIFICANT TRENDS THAT AFFECTED INDIVIDUAL STATES WITHIN
KEMPER'S STATE TAX-FREE INCOME SERIES?

A     New Jersey's diversified economic base, with an emphasis in the retail and service sectors, helped the state to exhibit signs of stronger economic growth during the period. However, unemployment remained somewhat higher than the national average at about 6.2 percent. New issuance volume increased in 1996 by 24 percent to $5.7 billion.

  Unemployment in Florida was 5.2 percent at the end of 1996, and per capita income has risen faster than the nation's average for the past five years. New issuance volume in Florida increased in 1996.

  New York completed its last fiscal year within its budget and income tax receipts in the state came in higher than anticipated. New municipal issuance increased 15 percent to $21.8 billion by the end of 1996. New York City still faces numerous fiscal challenges.

Q     ARE MUNICIPAL BOND FUNDS A GOOD INVESTMENT IN THE CURRENT ECONOMIC
ENVIRONMENT?

A     Municipal bonds can play an important role in rounding out a well-diversified portfolio of investments. The tax-exempt income that municipal bond funds provide may be especially helpful now as many investors may be under-invested in tax-exempt assets. Municipal bonds and equities are both important components of a balanced portfolio. If your exposure to municipals has declined on a relative basis, now may be the right time to review your long-term goals and rebalance your portfolio of investments.

Q     WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A      We expect moderate growth in the economy to continue, with a bias for a slight pick-up in inflation and an increase in short-term interest rates. Municipal supply should come in close to 1996 levels.

TERMS TO KNOW

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities compiled by THE BOND BUYER, a newspaper that reports on the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PORTFOLIO STATISTICS

KEMPER FLORIDA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
          PORTFOLIO COMPOSITION*             ON 2/28/97              ON 8/31/96
--------------------------------------------------------------------------------
REVENUE BONDS                                    78%                     86%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         10                      11
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           7                      --
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              5                       3
--------------------------------------------------------------------------------
                                                100%                    100%

                                           [PIE CHART]             [PIE CHART]
                                            ON 2/28/97              ON 8/31/96

-------------------------------------------------------------------------------
QUALITY                                      ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
AAA                                              56%                     56%
-------------------------------------------------------------------------------
AA                                               18                      17
-------------------------------------------------------------------------------
A                                                 4                       8
-------------------------------------------------------------------------------
BBB                                              11                      11
-------------------------------------------------------------------------------
NOT RATED                                        11                       8
-------------------------------------------------------------------------------
                                                100%                    100%

                                           [PIE CHART]             [PIE CHART]
                                            ON 2/28/97              ON 8/31/96

-------------------------------------------------------------------------------
YEARS TO MATURITY                        ON 2/28/97                ON 8/31/96
-------------------------------------------------------------------------------
1-10 YEARS                                   16%                        7%
------------------------------------------------------------------------------
11-20 YEARS                                  41                        44
------------------------------------------------------------------------------
21 + YEARS                                   43                        49
------------------------------------------------------------------------------
                                            100%                      100%

                                           [PIE CHART]             [PIE CHART]
                                            ON 2/28/97              ON 8/31/96

------------------------------------------------------------------------------
AVERAGE MATURITY                         ON 2/28/97                ON 8/31/96
------------------------------------------------------------------------------
                                         16.9 YEARS                16.0 YEARS
------------------------------------------------------------------------------

*Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

FLORIDA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                     ISSUER                                                        AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------
                     Charlotte County, Utility System, Rev., 6.75%, to be called
                       10-1-03 @ 102                                               $   250   $      285
                     --------------------------------------------------------------------------------------
                     Dunedin, Mease Health Care, Hospital Rev., 6.75%, to be
                       called 11-15-01 @ 102                                           750          837
                     --------------------------------------------------------------------------------------
                     Halifax Hospital Medical Center, Rev., 6.75%, to be called
                       10-1-01 @ 102                                                 2,000        2,227
                     --------------------------------------------------------------------------------------
                     Jacksonville Health Facilities Auth., Memorial Medical
                       Center Proj., Rev., 6.75%, to be called 5-1-01 @ 102          2,000        2,211
                     --------------------------------------------------------------------------------------
                     Volusia County Health Facilities Auth., Memorial Health
                       Systems, Hospital Facilities Rev., 8.25%, to be called
                       6-1-00 @ 102                                                  1,940        2,197
                     --------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--7.1%                                     7,757
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
                     Board of Education, Public Education Capital Outlay, Gen.
                       Oblg., 4.75% and 7.25%, 2018 and 2023                         2,140        1,985
                     --------------------------------------------------------------------------------------
                     Department of Natural Resources, Preservation 2000, Rev.,
                       4.90% and 6.75%, 2013                                         2,000        2,039
                     --------------------------------------------------------------------------------------
                     Housing Finance Agcy.:
                       GNMA Collateralized Home Ownership, Rev., 7.90%, 2022         1,260        1,329
                       Landings at Sea Forest, Rev., 6.05%, 2036                       700          698
                     --------------------------------------------------------------------------------------
                     Alachua County, Public Improvement Rev., 5.125%, 2021           1,000          936
                     --------------------------------------------------------------------------------------
                     Broward County:
                       North Site Proj., Resource Recovery Rev., 7.95%, 2008           850          933
                       School District, Gen. Oblg., 6.00%, 2007                      4,000        4,268
                       South Site Proj., Resource Recovery Rev., 7.95%, 2008           905          993
                     --------------------------------------------------------------------------------------
                     Charlotte County, Utility System, Rev., 5.50%, 2010             1,150        1,178
                     --------------------------------------------------------------------------------------
                     Citrus County:
                       Capital Improvement Rev., 5.00%, 2016                         2,000        1,878
                       Pollution Control Rev., 6.35%, 2022                           1,000        1,050
                     --------------------------------------------------------------------------------------
                     Dade City Governmental Leasing Corp., Department of Health
                       and Rehabilitation Services, Rev., 9.00%, 2020                1,025        1,061
                     --------------------------------------------------------------------------------------
                     Dade County:
                       Educational Facilities Auth., University of Miami, Rev.,
                         6.00%, 2008                                                 2,000        2,173
                       Housing Finance Auth., Single Family Mortgage Rev., 7.25%,
                         2023                                                          370          388
                       Miami International Airport, Aviation Facilities Rev.,
                         6.55%, 2013                                                 2,000        2,164
                       School District, Gen. Oblg., 6.00%, 2004                      2,000        2,171
                       Seaport, Gen. Oblg., 5.125%, 2016                             1,000          954
                       Special Oblg., 5.00%, 2035                                    1,000          902
                       Water and Sewer System, Rev., 6.25%, 2010                     1,000        1,110
                     --------------------------------------------------------------------------------------
                     Duval County Housing Finance Auth., Single Family Mortgage
                       Rev., 7.25%, 2019                                               550          585
                     --------------------------------------------------------------------------------------
                     Escambia County:
                       Housing Finance Auth., Single Family Mortgage Rev., 6.90%,
                         2020                                                          805          838
                       Pollution Control Rev., 6.40%, 2030                           2,500        2,565
                     --------------------------------------------------------------------------------------
                     Gainesville, Utilities System Rev., 6.50%, 2010                 1,370        1,560
                     --------------------------------------------------------------------------------------
                     Hillsborough County:
                       Aviation Auth., Tampa International Airport, Rev., 6.90%,
                         2011                                                        1,250        1,345
                       Housing Finance Auth., Single Family Mortgage Rev., 6.50%
                         and 7.30%,   2019 and 2022                                  1,345        1,491
                       Utility Rev., 7.00%, 2014                                     1,325        1,433
                     --------------------------------------------------------------------------------------
                     Jacksonville:
                       District Water and Sewer, Rev., 5.00%, 2020                   3,000        2,771
                       Health Facilities Auth., Hospital Rev., 5.00%, 2015           1,700        1,595
                       Sewer and Solid Waste Disposal Facility, Rev., 5.875%, 2036   3,000        3,000
                       St. John's River, Rev., 6.00%, 2005                           2,000        2,177
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                     ISSUER                                                        AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------
                     Manatee County:
                       Gen. Oblg., 4.75%, 2013                                     $ 1,000   $      919
                       Meditrust Proj., First Mortgage, Rev., 7.35%, 2015            1,660        1,783
                     --------------------------------------------------------------------------------------
                     Martin County, Industrial Dev. Auth., Indiantown
                       Cogeneration, L.P. Proj., Rev., 7.875%, 2025                  2,325        2,667
                     --------------------------------------------------------------------------------------
                     Nassau County, GF/Amelia Island Properties, Inc. Proj.,
                       Rev., 9.75%, 2023                                               990        1,106
                     --------------------------------------------------------------------------------------
                     North Miami, Johnson and Wales University Proj., Educational
                       Facilities Rev., 6.10% and 6.125%, 2013 and 2020              4,785        4,812
                     --------------------------------------------------------------------------------------
                     Orange County:
                       Health Facilities Auth., Rev., 6.25%, 2016 and 2018           3,500        3,832
                       Housing Finance Auth., Single Family Mortgage, Rev., 5.95%,
                         2028                                                        3,250        3,236
                       Tourist Dev. Tax Rev., 5.90%, 2010                            1,000        1,076
                     --------------------------------------------------------------------------------------
                     Orlando -- Orange County Expressway Auth., Junior Lien,
                       Rev., 6.50%, 2012                                             1,000        1,136
                     --------------------------------------------------------------------------------------
                     Orlando Utilities Commission, Water and Electric, Rev.,
                       6.75%, 2017                                                   3,000        3,518
                     --------------------------------------------------------------------------------------
                     Palm Beach County:
                       Criminal Justice Facilities, Rev., 7.20%, 2015                  110          133
                       Solid Waste Auth., Rev., 8.75%, 2010                            245          256
                     --------------------------------------------------------------------------------------
                     Pasco County Solid Waste Disposal and Resource Recovery
                       System, Rev., 7.80%, 2011                                       345          366
                     --------------------------------------------------------------------------------------
                     Pensacola, Health Facilities Auth., Rev., 5.25%, 2011           2,200        2,153
                     --------------------------------------------------------------------------------------
                     Pinellas County:
                       Housing Finance Auth., Single Family Mortgage Rev., 6.10%,
                         2029                                                        1,500        1,515
                       Pollution Control Rev., 7.20%, 2014                           2,000        2,161
                     --------------------------------------------------------------------------------------
                     St. Petersburg Health Facilities Auth., Allegheny Health
                       System, Rev., 7.00% and 6.75%, 2015 and 2021                  1,500        1,654
                     --------------------------------------------------------------------------------------
                     Tampa Sports Auth., Special Purpose, Rev., 5.75%, 2020          2,075        2,156
                     --------------------------------------------------------------------------------------
                     Village Center Community Dev. District, Utility Rev., 6.00%,
                       2018                                                          1,250        1,334
                     --------------------------------------------------------------------------------------
                     Westchase Community Dev. District, Rev., 5.80%, 2012            3,000        3,127
                     --------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev.,   6.50%, 2018                                         2,000        2,072
                       Gen. Oblg., 6.25%, 2013                                         850          948
                       Highway and Transportation Auth., Rev., 5.50% and 6.00%,
                           2013 and 2018                                             2,750        2,888
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                        1,030        1,061
                     --------------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                             2,125        2,302
                     --------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--87.9%                                    95,781
                     --------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--95.0%
                     (Cost: $98,370)                                                            103,538
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--3.40% to 3.55%
                     Due--March 1997
                     --------------------------------------------------------------------------------------
                     Hillsborough County, Industrial Dev. Auth., Rev.                5,100        5,100
                     --------------------------------------------------------------------------------------
                     St. Lucie County, Pollution Control Rev.                        1,300        1,300
                     --------------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--5.9%
                     (Cost: $6,400)                                                               6,400
                     --------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--100.9%
                     (Cost: $104,770)                                                           109,938
                     --------------------------------------------------------------------------------------
                     LIABILITIES, LESS CASH AND OTHER ASSETS--(.9)%                                (940)
                     --------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                        $  108,998
                     --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $104,770,000 for federal income tax purposes at February 28, 1997, the gross unrealized appreciation was $5,225,000, the gross unrealized depreciation was $57,000 and the net unrealized appreciation on investments was $5,168,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER NEW JERSEY TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                       ON 2/28/97              ON 8/31/96
--------------------------------------------------------------------------------
REVENUE BONDS                                    59%                     62%
--------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         31                      31
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           2                      --
--------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              8                       7
--------------------------------------------------------------------------------
                                                100%                    100%

                                           [PIE CHART]             [PIE CHART]
                                            ON 2/28/97              ON 8/31/96
QUALITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
AAA                                              79%                     76%
-------------------------------------------------------------------------------
AA                                                8                       6
-------------------------------------------------------------------------------
A                                                 3                       7
-------------------------------------------------------------------------------
BBB                                               6                       7
-------------------------------------------------------------------------------
B                                                 1                      --
-------------------------------------------------------------------------------
NOT RATED                                         3                       4
-------------------------------------------------------------------------------
                                                100%                    100%

                                        [PIE CHART]                [PIE CHART]
                                         ON 2/28/97                 ON 8/31/96
YEARS TO MATURITY

-----------------------------------------------------------------------------
                                         ON 2/28/97                ON 8/31/96
-----------------------------------------------------------------------------
1-10 YEARS                                    7%                        1%
-----------------------------------------------------------------------------
10-20 YEARS                                  70                        74
-----------------------------------------------------------------------------
20 + YEARS                                   23                        25
-----------------------------------------------------------------------------
                                            100%                      100%

                                      [PIE CHART]                  [PIE CHART]
                                       ON 2/28/97                   ON 8/31/96
AVERAGE MATURITY

-----------------------------------------------------------------------------
                                         ON 2/28/97                ON 8/31/96
-----------------------------------------------------------------------------
                                         15.0 YEARS                15.4 YEARS
----------------------------------------------------------------------------

*Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

NEW JERSEY TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1997
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                     ISSUER                                                       AMOUNT     VALUE
------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------
                     Essex County, Improvement Auth., College Proj., Rev., 7.00%,
                       to be called 12-1-04 @ 102                                  $   15   $   18
                     ---------------------------------------------------------------------------------
                     Gen. Oblg., 6.75%, to be called 9-15-01 @ 101.50                  45       50
                     ---------------------------------------------------------------------------------
                     Jersey City, Gen. Oblg., 6.60%, to be called 5-15-01 @ 102        40       44
                     ---------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--2.5%                                  112
                     ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
------------------------------------------------------------------------------------------------------
                     Economic Dev. Auth.:
                       Educational Testing Service, Rev., 6.125%, 2015                100      105
                       Market Transition Facility, Rev., 5.875%, 2011                  90       94
                       Pollution Control, Public Service Electric and Gas Company
                         Proj., Rev., 6.40%, 2032                                      90       96
                       Water Facility, Elizabethtown Water Company Proj., Rev.,
                         5.60%, 2025                                                   25       24
                     ---------------------------------------------------------------------------------
                     Educational Facilities Auth.:
                       Caldwell College, Rev., 7.25%, 2025                             50       53
                       Rider College, Rev., 6.20%, 2017                               115      121
                       Rowan College, Rev., 5.875%, 2013                              100      105
                       University of Medicine and Dentistry, Rev., 5.25%, 2021         75       72
                     ---------------------------------------------------------------------------------
                     Health Care Facilities Financing Auth.:
                       Atlantic City Medical Center, Rev., 6.80%, 2011                 75       81
                       Dover Gen. Hospital and Medical Center, Rev., 5.875%, 2012      75       78
                       Hackensack Medical Center, Rev., 6.625%, 2017                   15       16
                       Jersey Shore Medical Center, Rev., 6.25%, 2016                 100      106
                       Southern Ocean County Hospital, Rev., 6.125%, 2013             120      121
                     ---------------------------------------------------------------------------------
                     Highway Auth., Garden State Parkway, Rev., 6.25%, 2014            50       53
                     ---------------------------------------------------------------------------------
                     Housing and Mortgage Finance Agcy., Home Buyer Rev., 5.875%
                       and 6.05%, 2017 and 2028                                       175      176
                     ---------------------------------------------------------------------------------
                     Sports and Exposition Auth., Rev., 6.00%, 2013                   100      104
                     ---------------------------------------------------------------------------------
                     Transportation Auth., Rev., 6.50%, 2005                           75       84
                     ---------------------------------------------------------------------------------
                     Turnpike Auth., Rev., 6.50%, 2016                                125      140
                     ---------------------------------------------------------------------------------
                     Wastewater Treatment Trust, Rev., 7.00%, 2007                    100      117
                     ---------------------------------------------------------------------------------
                     Atlantic City Board of Education, Gen. Oblg., 6.15%, 2015        150      157
                     ---------------------------------------------------------------------------------
                     Bayshore Regional Sewerage Auth., Rev., 5.50%, 2012              100      101
                     ---------------------------------------------------------------------------------
                     Bergen County, Utilities Auth., Rev., 5.125%, 2012                50       49
                     ---------------------------------------------------------------------------------
                     Brick Township, Municipal Utilities Auth., Rev., 5.00%, 2016      75       71
                     ---------------------------------------------------------------------------------
                     Camden County, Gen. Oblg., 5.05%, 2014                            75       72
                     ---------------------------------------------------------------------------------
                     Cape May County, Municipal Utilities Auth., Rev., 6.00%,
                       2011                                                            15       16
                     ---------------------------------------------------------------------------------
                     Chatham Borough, Gen. Oblg., 5.80%, 2015                          32       33
                     ---------------------------------------------------------------------------------
                     Essex County, Improvement Auth., County Jail and Youth House
                       Proj., Rev., 5.35%, 2024                                        75       73
                     ---------------------------------------------------------------------------------
                     Hainesport Township, Board of Education, Gen. Oblg., 5.375%,
                       2017                                                            75       74
                     ---------------------------------------------------------------------------------
                     Jackson Township, Gen. Oblg., 6.60%, 2012                        135      155
                     ---------------------------------------------------------------------------------
                     Jersey City, Gen. Oblg., 6.25%, 2012                              50       55
                     ---------------------------------------------------------------------------------
                     Manchester Township, Gen. Oblg., 5.00%, 2011                      50       49
                     ---------------------------------------------------------------------------------
                     Merchantville Board of Education, Gen. Oblg., 5.80%, 2014        100      103
                     ---------------------------------------------------------------------------------
                     Monmouth County, Improvement Auth., Rev., 5.125%, 2016            75       72
                     ---------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------

                                                                                   PRINCIPAL
                     ISSUER                                                        AMOUNT     VALUE
------------------------------------------------------------------------------------------------------
                     Monroe Township, Gen. Oblg., 5.20%, 2015                      $   75   $   73
                     ---------------------------------------------------------------------------------
                     Morristown, Gen. Oblg., 5.05%, 2011                              100       99
                     ---------------------------------------------------------------------------------
                     Newark Board of Education, Gen. Oblg., 6.00%, 2010                15       16
                     ---------------------------------------------------------------------------------
                     North Brunswick Township, Gen. Oblg., 6.10% and 6.30%, 2010
                       and 2015                                                       135      143
                     ---------------------------------------------------------------------------------
                     North Hudson Sewerage Auth., Rev., 5.125%, 2022                   50       47
                     ---------------------------------------------------------------------------------
                     Ocean County Board of Education, Southern Regional High
                       School, Gen. Oblg., 5.50%, 2010                                 75       77
                     ---------------------------------------------------------------------------------
                     Paulsboro Borough, Gen. Oblg., 5.80%, 2014                        15       15
                     ---------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey: Gen. Oblg., 9.125%,
                       2015                                                            25       29
                       LaGuardia Airport Passenger Terminal, Rev., 6.00%, 2014         75       78
                     ---------------------------------------------------------------------------------
                     Readington Township Board of Education, Gen. Oblg., 5.60%,
                       2018                                                            75       75
                     ---------------------------------------------------------------------------------
                     Sparta Township Board of Education, Gen. Oblg., 5.75%, 2013       75       77
                     ---------------------------------------------------------------------------------
                     Summit, Gen. Oblg., 5.00%, 2010                                   45       45
                     ---------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Electric Power Auth., Rev., 6.50%, 2006                         75       85
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2026                                            100      103
                       Highway and Transportation Auth., Rev., 6.25%, 2016            120      133
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                          40       41
                     ---------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                               75       81
                     ---------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--89.6%                                4,043
                     ---------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--92.1%
                     (Cost: $4,028)                                                          4,155
                     ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--3.10% to 3.40%
                     Due--March 1997
                     ---------------------------------------------------------------------------------
                     Economic Dev. Auth.:
                       Natural Gas Facilities, Natural Gas Company Proj., Rev.        300      300
                       Gas Facilities, NUI Corporation Proj., Rev.                    100      100
                     ---------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--8.9%
                     (Cost: $400)                                                              400
                     ---------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--101.0%
                     (Cost: $4,428)                                                          4,555
                     ---------------------------------------------------------------------------------
                     LIABILITIES LESS OTHER ASSETS--(1.0)%                                     (45)
                     ---------------------------------------------------------------------------------
                     NET ASSETS--100%                                                       $4,510
                     ---------------------------------------------------------------------------------

-----------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
-----------------------------------------------------------------------

Based on the cost of investments of $4,428,000 for federal income tax purposes at February 28, 1997, the gross unrealized appreciation was $130,000, the gross unrealized depreciation was $3,000 and the net unrealized appreciation on investments was $127,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
REVENUE BONDS                                    83%                     94%
-------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                          6                       4
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           7                      --
-------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              4                       2
-------------------------------------------------------------------------------
                                                100%                    100%

                                           [PIE CHART]             [PIE CHART]
                                            ON 2/28/97              ON 8/31/96
QUALITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
AAA                                              43%                     43%
-------------------------------------------------------------------------------
AA                                               28                      25
-------------------------------------------------------------------------------
A                                                 3                       8
-------------------------------------------------------------------------------
BBB                                              22                      21
-------------------------------------------------------------------------------
B                                                 1                      --
-------------------------------------------------------------------------------
NOT RATED                                         3                       3
-------------------------------------------------------------------------------
                                                100%                    100%

                                         [PIE CHART]               [PIE CHART]
                                          ON 2/28/97                ON 8/31/96
YEARS TO MATURITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
1-10 YEARS                                        9%                      7%
-------------------------------------------------------------------------------
11-20 YEARS                                      50                      51
-------------------------------------------------------------------------------
21 + YEARS                                       41                      42
-------------------------------------------------------------------------------
                                                100%                    100%

                                          [PIE CHART]               [PIE CHART]
                                           ON 2/28/97                ON 8/31/96
AVERAGE MATURITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
                                             16.6 YEARS              17.6 YEARS
-------------------------------------------------------------------------------

*Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1997
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                      ISSUER                                                       AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------
                     Battery Park City Auth., Rev., 8.625%, to be called 6-1-05 @
                       100                                                         $    10   $     13
                     ------------------------------------------------------------------------------------
                     Dormitory Auth.:
                       Ideal Senior Living Center, Rev., 7.625%, to be called
                         2-1-99 @ 102                                                  400        434
                       State University Educational Facilities, Rev., 7.25%, to
                         be called 5-15-02 @ 102                                       155        178
                     ------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy.:
                       Albany Medical Center Hospital, Rev., 8.00%, to be called
                         8-15-98 @ 102                                               1,085      1,165
                       Long Beach Memorial Hospital Proj., Rev., 7.80%, to be
                         called 8-15-98 @ 102                                        1,000      1,075
                       Mental Health Service Facilities Improvement, Rev., 7.40%
                         to 7.875%, to be called 2-15-02 @ 102                       1,330      1,513
                       Montefiore Medical Center, Rev., 7.25%, to be called
                         2-15-99 @ 102                                               2,000      2,158
                       Presbyterian Hospital Proj., Rev., 7.70%, to be called
                         8-15-00 @ 102                                               4,000      4,511
                     ------------------------------------------------------------------------------------
                     New York City, Gen. Oblg., 7.75%, to be called 3-15-00 @
                       101.50                                                        1,105      1,230
                     ------------------------------------------------------------------------------------
                     Power Auth. Electrical, Gen. Purpose, Rev., 8.00%, to be
                       called 1-1-98 @ 102                                           5,320      5,616
                     ------------------------------------------------------------------------------------
                     Thruway Auth., Local Highway and Bridge Service Contract,
                       Rev., 7.25%, to be called 1-1-01 @ 102                        1,890      2,111
                     ------------------------------------------------------------------------------------
                     Urban Dev. Corp., Syracuse University Center for Science and
                       Technology, Rev., 7.75%, to be called 1-1-98 @ 102              200        211
                     ------------------------------------------------------------------------------------
                     Virgin Islands Housing Finance Auth., GNMA Collateralized
                       Home Morgage Rev., 8.10%, to be called 12-1-98 @ 102             70         76
                     ------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--6.9%                                  20,291
                     ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------
                     Dormitory Auth.:
                       Bishop Henry B. Hucles Nursing Home, Inc., Rev., 5.625%,
                         2018                                                        5,000      4,975
                       City University System, Rev., 5.75% and 7.00%, 2009
                         through 2018                                               14,780     15,370
                       Colgate University, Rev., 6.00%, 2016 and 2021                1,300      1,385
                       Cornell University, Rev., 7.375%, 2020                        2,000      2,212
                       Fordham University, Rev., 7.20%, 2015                           790        867
                       Ithaca College, Rev., 5.25%, 2026                             2,250      2,129
                       Judicial Lease Facility, Rev., 7.375%, 2016                     120        145
                       Menorah Campus Inc., Rev., 7.30% and 7.40%, 2016 and 2031     3,860      4,264
                       Mental Health Services Facilities Improvement, Rev.,
                         5.125%, 2021                                                6,280      5,889
                       Special Art School Districts Program, Rev., 7.00%, 2013       1,300      1,419
                       State University Educational Facilities, Rev., 5.50% to
                         7.50%, 2010 through 2017                                   12,425     12,694
                       St. Joseph's Hospital Health Center, Rev., 5.25% and
                         6.00%, 2008 through 2018                                    5,450      5,484
                       St. Vincent's Hospital and Medical Center, Rev., 7.375%,
                         2011                                                        2,500      2,787
                     ------------------------------------------------------------------------------------
                     Energy Research and Dev. Auth., Consolidated Edison Company
                       of New York, Inc. Proj., Rev., 6.10% to 7.75%, 2020
                       through 2025                                                 13,400     14,038
                     ------------------------------------------------------------------------------------
                     Environmental Facilities Corp.:
                       Huntington Resource Recovery Proj., Rev., 7.50%, 2012         3,745      4,122
                       Riverbank State Park Rev., 5.125% and 6.25%, 2012 and 2022    6,695      6,890
                       State Water Pollution Control, Revolving Fund Rev., 5.75%
                         and 7.25%, 2010 through 2014                                8,500      9,039
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

---------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                     ISSUER                                                         AMOUNT    VALUE
---------------------------------------------------------------------------------------------------------
                     Housing Finance Agcy.:
                       Multi-Family Mortgage Rev., 6.95% and 6.00%, 2012 and 2027  $ 3,195   $  3,289
                       Service Contract Oblg., Rev., 7.30% and 7.25%, 2012           4,000      4,406
                       State University Construction, Rev., 8.00%, 2011                200        251
                       West-H.E.L.P. Housing, Rev., 7.55%, 2002                      3,245      3,389
                     ------------------------------------------------------------------------------------
                     Local Government Assistance Corp., Rev., 6.00%, 2024            3,000      3,060
                     ------------------------------------------------------------------------------------
                     Medical Care Facilities Finance Agcy.:
                       Columbian Presbyterian Hospital, Rev., 7.875%, 2007             500        518
                       Good Samaritan Hospital, Rev., 7.625%, 2023                   1,000      1,048
                       Hospital and Nursing Home Rev., 7.60%, 2029                   2,000      2,146
                       Mental Health Service Facilities Improvement, Rev., 7.40%
                         to 7.875%, 2015 through 2020                                3,070      3,346
                     ------------------------------------------------------------------------------------
                     Metropolitan Transportation Auth.:
                       Commuter Facilities Rev., 6.00%, 2016 and 2021               11,750     12,191
                       Dedicated Tax Fund, Rev., 5.25%, 2021                         1,350      1,289
                     ------------------------------------------------------------------------------------
                     Mortgage Agcy.:
                       Homeowner Mortgage, Rev., 6.45% to 7.95%, 2009 through
                         2022                                                        9,500      9,941
                       Single Family Housing, Rev., 8.30%, 2017                        680        697
                     ------------------------------------------------------------------------------------
                     Port Auth. of New York and New Jersey:
                       Gen. Oblg., 9.125%, 2015                                      2,550      2,907
                       LaGuardia Airport Passenger Terminal, Rev., 6.00%, 2014       4,265      4,439
                     ------------------------------------------------------------------------------------
                     Urban Dev. Corp.:
                       Correctional Capital Facilities, Rev., 5.625%, 2017           3,255      3,145
                       Grants University Facilities, Rev., 5.50%, 2015               2,000      1,943
                       Senior Lien, Rev., 5.75%, 2009                                9,045      9,486
                       State Facilities, Rev., 5.60% and 5.75%, 2012 and 2015        3,760      3,729
                       Syracuse University Center for Science and Technology
                         Loan, Rev., 5.50%, 2015 and 2017                            9,390      9,105
                     ------------------------------------------------------------------------------------
                     Buffalo Municipal Water Finance Auth., Rev., 5.00%, 2025        2,000      1,824
                     ------------------------------------------------------------------------------------
                     Dutchess County Resource Recovery Agcy., Solid Waste
                       Management System, Rev., 7.50%, 2009                          2,000      2,174
                     ------------------------------------------------------------------------------------
                     Monroe County, Gen Oblg., 6.00%, 2018 and 2019                  2,330      2,494
                     ------------------------------------------------------------------------------------
                     Nassau County, Gen. Oblg., 5.20%, 2015                          2,675      2,583
                     ------------------------------------------------------------------------------------
                     New York City:
                       Gen. Oblg., 5.875% to 8.00%, 1998 through 2025               10,435     10,449
                       Housing Dev. Corp., Multi-Unit Mortgage Rev., 7.30%, 2010     8,800      9,387
                       Industrial Dev. Agcy., Japan Airlines Company, Ltd. Proj.,
                         Rev., 6.00%, 2015                                           5,250      5,385
                       Municipal Assistance Corp., Rev., 7.625% and 6.00%, 2008      9,160      9,944
                       Municipal Water Finance Auth., Water and Sewer System,
                         Rev., 6.00%, 2025                                           2,750      2,840
                       Transit Auth., Livingston Plaza Proj., Rev., 5.40%, 2018      6,680      6,545
                     ------------------------------------------------------------------------------------
                     Niagara County, Water Treatment Plant, Gen. Oblg., 7.25% and
                       7.00%, 2011 and 2012                                          1,215      1,384
                     ------------------------------------------------------------------------------------
                     Niagara Frontier Transportation Auth., Airport Rev., 6.125%,
                       2014                                                          3,000      3,124
                     ------------------------------------------------------------------------------------
                     Suffolk County Water Auth., Rev., 7.375%, 2012                    170        181
                     ------------------------------------------------------------------------------------
                     Syracuse, Onondaga County Airport Improvement, Gen. Oblg.,
                       6.125%, 2014                                                    710        739
                     ------------------------------------------------------------------------------------
                     Triborough Bridge and Tunnel Auth., Gen. Purpose Rev.,
                       6.125%, 2021                                                  7,205      7,834
                     ------------------------------------------------------------------------------------
                     Troy, Municipal Assistance Corp., Rev., 5.00%, 2022             1,200      1,103
                     ------------------------------------------------------------------------------------
                     Ulster County, Resource Recovery Agcy., Solid Waste System,
                       Rev., 6.00%, 2014                                             3,000      2,930
                     ------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

---------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                        AMOUNT    VALUE
---------------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2018                                         $ 5,985   $  6,201
                       Highway and Transportation Auth., Rev., 6.00%, 2018           2,750      2,963
                     ------------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                             7,100      7,690
                     ------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--88.9%                                 261,808
                     ------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--95.8%
                     (Cost: $269,112)                                                         282,099
                     ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS--1.8%
                     Yield--3.55% to 3.60%
                     Due--March 1997
                     (Cost: $5,200)                                                  5,200      5,200
                     ------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--97.6%
                     (Cost: $274,312)                                                         287,299
                     ------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--2.4%                              7,172
                     ------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                        $294,471
                     ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $274,312,000 for federal income tax purposes at February 28, 1997, the gross unrealized appreciation was $13,122,000, the gross unrealized depreciation was $135,000 and the net unrealized appreciation on investments was $12,987,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER PENNSYLVANIA TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
REVENUE BONDS                                    70%                     68%
----------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         23                      28
----------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           1                      --
----------------------------------------------------------------------------
CASH AND EQUIVALENTS                              6                       4
----------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]           [PIE CHART]
                                             ON 2/28/97            ON 8/31/96
QUALITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
AAA                                              58%                     75%
----------------------------------------------------------------------------
AA                                               15                       9
----------------------------------------------------------------------------
A                                                 3                      --
----------------------------------------------------------------------------
BBB                                              20                      13
----------------------------------------------------------------------------
NOT RATED                                         4                       3
----------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]            [PIE CHART]
                                             ON 2/28/97             ON 8/31/96

YEARS TO MATURITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
1-10 YEARS                                        9%                      1%
----------------------------------------------------------------------------
11-20 YEARS                                      64                      82
----------------------------------------------------------------------------
21 + YEARS                                       27                      17
----------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]            [PIE CHART]
                                             ON 2/28/97             ON 8/31/96

AVERAGE MATURITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
                                             14.9 YEARS              14.9 YEARS
-------------------------------------------------------------------------------

*Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

PENNSYLVANIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1997
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                     ISSUER                                                         AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
------------------------------------------------------------------------------------------------------
                     Allegheny County, Gen. Oblg., 6.50%, to be called 9-1-01 @
                       100                                                         $   10   $   11
                     ---------------------------------------------------------------------------------
                     Lower Salford Township, Sewer Auth., Rev., 7.375%, to be
                       called 7-15-00 @ 100                                            45       49
                     ---------------------------------------------------------------------------------
                     University Area Joint Auth., Sewer Rev., 7.10%, to be called
                       9-1-00 @ 101                                                    10       11
                     ---------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--1.4%                                   71
                     ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
------------------------------------------------------------------------------------------------------
                     Convention Center Auth., Rev., 6.70% and 6.75%, 2016 and
                       2019                                                           160      180
                     ---------------------------------------------------------------------------------
                     Gen. Oblg., 6.50% and 6.25%, 2009 and 2011                        75       82
                     ---------------------------------------------------------------------------------
                     Higher Educational Facilities Auth.:
                       Allegheny Gen. Hospital, Rev., 7.00%, 2011                     100      111
                       Bryn Mawr College, Rev., 6.00%, 2015                           100      104
                       Muhlenberg College, Temple University and Thomas Jefferson
                         University, Rev.,   7.20%, 2007                               40       47
                       Philadelphia College of Textiles & Science, Rev., 6.70%,
                         2014                                                          70       73
                       University of Pennsylvania, Rev., 5.35% and 5.55%, 2008 and
                         2009                                                         150      153
                       Ursinus College, Rev., 5.90%, 2027                             100       98
                     ---------------------------------------------------------------------------------
                     Housing Finance Agcy., Rev., 6.30% and 6.15%, 2015 and 2022      150      153
                     ---------------------------------------------------------------------------------
                     Industrial Dev. Auth., Economic Dev., Rev., 5.50% to 7.00%,
                       2007 through 2014                                              120      127
                     ---------------------------------------------------------------------------------
                     Intergovernmental Cooperation Auth., Rev., 5.25%, 2006            25       26
                     ---------------------------------------------------------------------------------
                     Turnpike Commission, Rev., 6.00% and 6.25%, 2009 and 2011         75       80
                     ---------------------------------------------------------------------------------
                     Abington Heights School District, Gen. Oblg., 5.00%, 2014         25       24
                     ---------------------------------------------------------------------------------
                     Allegheny County:
                       Gen. Oblg., 5.15%, 2007                                        100      102
                       Higher Education Building Auth., Duquesne University Proj.,
                         Rev.,   6.50%, 2011                                          160      181
                       Industrial Dev. Auth., USX Proj., Rev., 6.10%, 2018             75       76
                     ---------------------------------------------------------------------------------
                     Beaver County, Industrial Dev. Auth., Beaver Valley Proj.,
                       Rev., 6.00%, 2028                                               50       51
                     ---------------------------------------------------------------------------------
                     Bensalem Township, Gen. Oblg., 5.75%, 2011                       100      103
                     ---------------------------------------------------------------------------------
                     Bethlehem Area School District, Gen. Oblg., 6.00%, 2016          150      155
                     ---------------------------------------------------------------------------------
                     Blair County, Gen. Oblg., 5.75%, 2006                            100      107
                     ---------------------------------------------------------------------------------
                     Bucks County, Community College Auth., Rev., 5.50%, 2017         100       99
                     ---------------------------------------------------------------------------------
                     Cambria County, Gen. Oblg., 5.875%, 2008                          15       16
                     ---------------------------------------------------------------------------------
                     Columbia County, Industrial Dev. Auth., First Street
                       Association Proj., Rev., 9.00%, 2014                            65       69
                     ---------------------------------------------------------------------------------
                     Delaware County, Gen. Oblg., 5.80%, 2016                         125      127
                     ---------------------------------------------------------------------------------
                     Erie County, Industrial Dev. Auth., International Paper Co.
                       Proj., Rev., 5.85%, 2020                                        50       50
                     ---------------------------------------------------------------------------------
                     Exeter Township, Berks County Auth., Rev., 6.20%, 2022            75       78
                     ---------------------------------------------------------------------------------
                     Hazleton, Health Services Auth., St. Joseph Medical Center
                       Proj., Rev., 6.20%, 2026                                        75       75
                     ---------------------------------------------------------------------------------
                     Jeannette, Health Service Auth., District Memorial Hospital
                       Proj., Rev., 6.00%, 2018                                        95       95
                     ---------------------------------------------------------------------------------
                     Lackawanna County, Gen. Oblg., 6.00%, 2011                        15       16
                     ---------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                        AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------
                     Luzerne County, Gen. Oblg., 5.60%, 2016                       $   90   $   90
                     ---------------------------------------------------------------------------------
                     McKean County Hospital Auth., Bradford Hospital Proj., Rev.,
                       5.375% and 6.10%, 2003 and 2020                                115      114
                     ---------------------------------------------------------------------------------
                     Media Boro, Gen. Oblg., 6.45%, 2012                               40       45
                     ---------------------------------------------------------------------------------
                     Monroeville Hospital Auth., Forbes Health System, Rev.,
                       6.25%, 2015                                                    125      127
                     ---------------------------------------------------------------------------------
                     North Fayette County Municipal Auth., Rev., zero coupon,
                       2013                                                           100       40
                     ---------------------------------------------------------------------------------
                     Northampton County, Industrial Dev. Auth., Metropolitan
                       Edison Proj., Rev., 6.10%, 2021                                125      130
                     ---------------------------------------------------------------------------------
                     Northeastern Hospital and Education Auth., Wyoming Valley
                       Healthcare System, Rev., 5.25%, 2026                            50       47
                     ---------------------------------------------------------------------------------
                     Philadelphia:
                       Airport System Rev., 5.75%, 2008                                 100      104
                       Gas Works Rev., 6.375%, 2014                                      90       94
                       Municipal Auth., Rev., 6.80% and 6.125%, 2002 and 2008           110      113
                       School District, Gen. Oblg., 5.45% to 6.25%, 2004 through
                         2009                                                           180      195
                       Water and Wastewater Rev., 6.25%, 2012                            50       55
                     ---------------------------------------------------------------------------------
                     Southeastern Transportation Auth., Rev., 5.90% and 6.00%,
                       2010 and 2012                                                  125      131
                     ---------------------------------------------------------------------------------
                     Suburban Lancaster Sewer Auth., Rev., 5.80%, 2010                100      104
                     ---------------------------------------------------------------------------------
                     Unionville-Chadds Ford School District, Gen. Oblg., 5.50%,
                       2008                                                            75       76
                     ---------------------------------------------------------------------------------
                     University Area Joint Auth., Sewer Rev., 5.25%, 2014              50       49
                     ---------------------------------------------------------------------------------
                     Upper Merion Area School District, Gen. Oblg., 5.50%, 2016        20       20
                     ---------------------------------------------------------------------------------
                     Washington County Hospital Auth., Hospital Proj., Rev.,
                       5.50%, 2012                                                     75       75
                     ---------------------------------------------------------------------------------
                     Westmoreland County Industrial Dev. Auth., Health System
                       Proj., Rev., 6.00%, 2011                                        15       16
                     ---------------------------------------------------------------------------------
                     York County Industrial Dev. Auth., Public Service Electric
                       and Gas Company, Rev., 6.45%, 2019                              20       22
                     ---------------------------------------------------------------------------------
                     Puerto Rico:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2018                                            100      104
                       Highway and Transportation Auth., Rev., 6.25%, 2016            115      127
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                          40       41
                     ---------------------------------------------------------------------------------
                     Virgin Islands Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                              100      108
                     ---------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--92.5%                                4,685
                     ---------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--93.9%
                     (Cost: $4,630)                                                          4,756
                     ---------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS--4.0%
                     Yield--3.45%
                     Due--March 1997
                     (Cost: $200)                                                     200      200
                     ---------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--97.9%
                     (Cost: $4,830)                                                          4,956
                     ---------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--2.1%                             104
                     ---------------------------------------------------------------------------------
                     NET ASSETS--100%                                                       $5,060
                     ---------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
------------------------------------------------------------------------------
Based on the cost of investments of $4,830,000 for federal income tax purposes at February 28, 1997, the gross unrealized appreciation on investments was $126,000 and there was no gross unrealized depreciation.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1997
(IN THOUSANDS)

                                                       FLORIDA    NEW JERSEY   NEW YORK   PENNSYLVANIA
------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $104,770, $4,428,
$274,312 and $4,830, respectively)                     $109,938        4,555    287,299          4,956
------------------------------------------------------------------------------------------------------
Cash                                                      1,168           --        222             12
------------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                        1,087           --        308             50
------------------------------------------------------------------------------------------------------
  Investments sold                                        1,921           --      5,831              1
------------------------------------------------------------------------------------------------------
  Interest                                                1,750           58      3,785             83
------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                        115,864        4,613    297,445          5,102
------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------
Cash overdraft                                               --           11         --             --
------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                 129            4        381              6
------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                       39           25         91             --
------------------------------------------------------------------------------------------------------
  Investments purchased                                   6,563           49      2,146             25
------------------------------------------------------------------------------------------------------
  Management fee                                             50            2        134              2
------------------------------------------------------------------------------------------------------
  Administrative services fee                                16            1         44              1
------------------------------------------------------------------------------------------------------
  Distribution services fee                                   2            2          7              1
------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                   67            9        171              7
------------------------------------------------------------------------------------------------------
    Total liabilities                                     6,866          103      2,974             42
------------------------------------------------------------------------------------------------------
NET ASSETS                                             $108,998        4,510    294,471          5,060
------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------------------------------------
Paid-in capital                                        $104,152        4,397    282,420          4,942
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments               (322)         (14)      (936)            (8)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                5,168          127     12,987            126
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING            $108,998        4,510    294,471          5,060
------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding          $104,877        1,663    282,906          2,365
------------------------------------------------------------------------------------------------------
  Shares outstanding                                     10,196          167     26,265            232
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                    $  10.29         9.98      10.77          10.20
------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of net asset value or
  4.50% of offering price)                             $  10.77        10.45      11.28          10.68
------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding          $  3,750        2,712      9,245          2,174
------------------------------------------------------------------------------------------------------
  Shares outstanding                                        365          271        858            213
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per
  share (net assets / shares outstanding)              $  10.27        10.01      10.78          10.20
------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding          $    371          135      2,320            521
------------------------------------------------------------------------------------------------------
  Shares outstanding                                         36           13        215             51
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per
  share (net assets / shares outstanding)              $  10.27        10.01      10.76          10.20
------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 1997
(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                 FLORIDA       NEW JERSEY       NEW YORK       PENNSYLVANIA
-----------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Interest income                                   $3,134              114          9,021                133
-----------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                     299               11            818                 13
-----------------------------------------------------------------------------------------------------------
  Administrative services fee                         94                5            260                  6
-----------------------------------------------------------------------------------------------------------
  Distribution services fee                           13               10             37                  9
-----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related
  expenses                                            46                3            129                  2
-----------------------------------------------------------------------------------------------------------
  Professional fees                                    8               --             21                 --
-----------------------------------------------------------------------------------------------------------
  Reports to shareholders                             11                1             39                  1
-----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                             9                6             15                  7
-----------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver             480               36          1,319                 38
-----------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment
  manager                                             --               --             --                  2
-----------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver              480               36          1,319                 36
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              2,654               78          7,702                 97
-----------------------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
 Net realized gain on sales of investments
 (including options purchased)                     1,151               20          3,227                 40
-----------------------------------------------------------------------------------------------------------
  Net realized loss from futures transactions       (316)             (20)          (473)               (16)
-----------------------------------------------------------------------------------------------------------
Net realized gain                                    835               --          2,754                 24
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on
  investments                                      1,174               78          2,760                 91
-----------------------------------------------------------------------------------------------------------
Net gain on investments                            2,009               78          5,514                115
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                        $4,663              156         13,216                212
-----------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED FEBRUARY 28, 1997 AND YEAR ENDED AUGUST 31, 1996
(IN THOUSANDS)


                                                               FLORIDA                      NEW JERSEY
                                                       ------------------------         -----------------------
                                                         1997            1996           1997          1996
---------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------
 Net investment income                                 $  2,654           5,821            78           174
---------------------------------------------------------------------------------------------------------------
 Net realized gain                                          835           1,023            --            22
---------------------------------------------------------------------------------------------------------------
 Change in net unrealized appreciation                    1,174            (198)           78            (5)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      4,663           6,646           156           191
---------------------------------------------------------------------------------------------------------------
 Distribution from net investment income                 (2,654)         (5,821)          (78)         (174)
---------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain on investments      (1,208)         (1,557)          (25)           --
---------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                          (3,862)         (7,378)         (103)         (174)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                                 92          (8,455)          475          (344)
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     893          (9,187)          528          (327)
---------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------
Beginning of period                                     108,105         117,292         3,982         4,309
---------------------------------------------------------------------------------------------------------------
END OF PERIOD                                          $108,998         108,105         4,510         3,982
---------------------------------------------------------------------------------------------------------------

                                                             NEW YORK                     PENNSYLVANIA
                                                     -------------------------         -----------------------
                                                       1997             1996           1997          1996
--------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------
  Net investment income                               $  7,702          16,197            97           156
--------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                               2,754           2,811            24           (29)
--------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                  2,760          (2,528)           91             2
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                              13,216          16,480           212           129
--------------------------------------------------------------------------------------------------------------
  Distribution from net investment income               (7,702)        (16,197)          (97)         (156)
--------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain on
  investments                                           (2,349)         (4,194)           --            --
--------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                        (10,051)        (20,391)          (97)         (156)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                           (11,040)        (13,220)          496         2,358
--------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,875)        (17,131)          611         2,331
--------------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of period                                    302,346         319,477         4,449         2,118
--------------------------------------------------------------------------------------------------------------
END OF PERIOD                                         $294,471         302,346         5,060         4,449
--------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUNDS Kemper Florida Tax-Free Income Fund, Kemper New Jersey Tax-Free Income Fund, Kemper New York Tax-Free Income Fund and Kemper Pennsylvania Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper California, Kemper Michigan, Kemper Ohio and Kemper Texas Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             Each Fund offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m.

NOTES TO FINANCIAL STATEMENTS

                             Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended February 28, 1997.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and each Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees paid for the six months ended February 28, 1997 are as follows:

                             Florida                                  $299,000
                             New Jersey                                 11,000
                             New York                                  818,000
                             Pennsylvania                               13,000

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the six months ended February 28, 1997 are as follows:

                                                                                                     COMMISSIONS
                                                                                                   ALLOWED BY KDI
                                                                        COMMISSIONS        -------------------------------
                                                                      RETAINED BY KDI      TO ALL FIRMS      TO AFFILIATES
                                                                      ---------------      ------------      -------------
                                          Florida                         $ 9,000             53,000                --
                                          New Jersey                        1,000                 --                --
                                          New York                         20,000            112,000             1,000
                                          Pennsylvania                      1,000              6,000                --

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of each Fund's Class B and Class C shares and the CDSC received in

NOTES TO FINANCIAL STATEMENTS

                             connection with the redemption of such shares for the six months ended February 28, 1997 are as follows:

                                                               DISTRIBUTION FEES     COMMISSIONS AND
                                                                   AND CDSC         DISTRIBUTION FEES
                                                                RECEIVED BY KDI    PAID BY KDI TO FIRMS
                                                               -----------------   --------------------
                             Florida                                $14,000               21,000
                             New Jersey                              11,000               16,000
                             New York                                40,000               83,000
                             Pennsylvania                            15,000               23,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the six months ended February 28, 1997 are as follows:

                                                                                                       ASF PAID BY KDI
                                                                           ASF PAID BY THE       ----------------------------
                                                                             FUND TO KDI         TO ALL FIRMS   TO AFFILIATES
                                                                        ----------------------   ------------   -------------
                                          Florida                              $ 94,000             95,000          1,000
                                          New Jersey                              5,000              5,000             --
                                          New York                              260,000            265,000         10,000
                                          Pennsylvania                            6,000              7,000             --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, for the six months ended February 28, 1997, KSvC received shareholder services fees as follows:

                                                       SHAREHOLDER SERVICES FEES
                                                           REMITTED TO KSVC
                                                       -------------------------
                             Florida                            $23,000
                             New Jersey                           1,000
                             New York                            75,000
                             Pennsylvania                         1,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the six months ended February 28, 1997, the Funds made no payments to its officers and incurred trustees' fees aggregating $9,000 to independent trustees.

                             OPERATING EXPENSE WAIVER. ZKI agreed to waive certain operating expenses of the Pennsylvania Fund beginning in December 1996. Under this arrangement, ZKI waived expenses of $2,000 during the six months ended February 28, 1997.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the six months ended February 28, 1997,
                             investment transactions (excluding short-term instruments) are as follows (in thousands):

                                                      FLORIDA    NEW JERSEY    NEW YORK    PENNSYLVANIA
                                                      -------    ----------    --------    ------------
                             Purchases                $56,618      1,841       128,749        3,518
                             Proceeds from sales       60,487      1,500       148,393        3,143

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS           The following tables summarize the activity in
                            capital shares of the Funds (in thousands):

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1997                  AUGUST 31, 1996
                                                               ---------------------           ----------------------
                                              FLORIDA          SHARES        AMOUNT            SHARES          AMOUNT
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES SOLD
                                       ------------------------------------------------------------------------------
                                        Class A                   614       $  6,353              876       $  9,149
                                       ------------------------------------------------------------------------------
                                        Class B                   125          1,283              345          3,629
                                       ------------------------------------------------------------------------------
                                        Class C                     6             69               38            398
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   228          2,345              380          3,948
                                       ------------------------------------------------------------------------------
                                        Class B                     5             48                7             73
                                       ------------------------------------------------------------------------------
                                        Class C                     1              4                1              4
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                  (934)        (9,628)          (2,195)       (22,721)
                                       ------------------------------------------------------------------------------
                                        Class B                   (35)          (353)            (270)        (2,825)
                                       ------------------------------------------------------------------------------
                                        Class C                    (3)           (29)             (11)          (110)
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                    --             --                1             12
                                       ------------------------------------------------------------------------------
                                        Class B                    --             --               (1)           (12)
                                       ------------------------------------------------------------------------------
                                        NET INCREASE
                                        (DECREASE)
                                        FROM CAPITAL
                                        SHARE TRANSACTIONS                  $     92                        $ (8,455)
                                       ------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1997                  AUGUST 31, 1996
                                                               ---------------------           -------------------------
                                             NEW JERSEY        SHARES        AMOUNT            SHARES          AMOUNT
                                        --------------------------------------------------------------------------------
                                        SHARES SOLD
                                        --------------------------------------------------------------------------------
                                        Class A                    16       $    157               76       $    766
                                       ---------------------------------------------------------------------------------
                                        Class B                    31            307              127          1,271
                                       ---------------------------------------------------------------------------------
                                        Class C                    11            113                2             21
                                       ---------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                     3             30                5             47
                                       ---------------------------------------------------------------------------------
                                        Class B                     4             44                5             52
                                       ---------------------------------------------------------------------------------
                                        Class C                    --             --               --              3
                                       ---------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                   (11)          (110)            (164)        (1,625)
                                       ---------------------------------------------------------------------------------
                                        Class B                    (7)           (66)             (75)          (743)
                                       ---------------------------------------------------------------------------------
                                        Class C                    --             --              (14)          (136)
                                       ---------------------------------------------------------------------------------
                                        NET INCREASE
                                        (DECREASE)
                                        FROM CAPITAL
                                        SHARE TRANSACTIONS                  $    475                        $   (344)
                                       --------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1997                  AUGUST 31, 1996
                                                               ---------------------           -------------------------
                                              NEW YORK         SHARES        AMOUNT            SHARES          AMOUNT
                                        --------------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                   655       $  7,078            1,200       $ 13,047
                                       ---------------------------------------------------------------------------------
                                        Class B                   220          2,371              391          4,260
                                       ---------------------------------------------------------------------------------
                                        Class C                   105          1,133               90            978
                                       ---------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                   578          6,230            1,202         13,096
                                       ---------------------------------------------------------------------------------
                                        Class B                    15            165               19            210
                                       ---------------------------------------------------------------------------------
                                        Class C                     4             45                4             42
                                       ---------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                (2,559)       (27,608)          (4,027)       (43,719)
                                       ---------------------------------------------------------------------------------
                                        Class B                   (34)          (372)             (83)          (893)
                                       ---------------------------------------------------------------------------------
                                        Class C                    (8)           (82)             (22)          (241)
                                       ---------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                    --             --                7             73
                                       ---------------------------------------------------------------------------------
                                        Class B                    --             --               (7)           (73)
                                       ---------------------------------------------------------------------------------
                                        NET DECREASE
                                        FROM CAPITAL
                                        SHARE TRANSACTIONS                  $(11,040)                       $(13,220)
                                       ---------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                                 FEBRUARY 28, 1997                  AUGUST 31, 1996
                                                               ---------------------           -------------------------
                                             PENNSYLVANIA       SHARES        AMOUNT            SHARES          AMOUNT
                                        --------------------------------------------------------------------------------
                                       ---------------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                    32       $    319              154       $  1,568
                                       ---------------------------------------------------------------------------------
                                        Class B                    70            707              100          1,009
                                       ---------------------------------------------------------------------------------
                                        Class C                    --             --               52            520
                                       ---------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                     3             35                5             53
                                       ---------------------------------------------------------------------------------
                                        Class B                     2             23                3             34
                                       ---------------------------------------------------------------------------------
                                        Class C                     1             10                2             17
                                       ---------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                   (24)          (242)             (39)          (386)
                                       ---------------------------------------------------------------------------------
                                        Class B                   (32)          (324)             (32)          (322)
                                       ---------------------------------------------------------------------------------
                                        Class C                    (3)           (32)             (14)          (135)
                                       ---------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                     1              7               --             --
                                       ---------------------------------------------------------------------------------
                                        Class B                    (1)            (7)              --             --
                                       ---------------------------------------------------------------------------------
                                        NET INCREASE
                                        FROM CAPITAL
                                        SHARE TRANSACTIONS                  $    496                        $  2,358
                                       ---------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Funds have entered into exchange traded
                             financial futures contracts on U.S. Treasury securities in order to help protect themselves from anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.

                             At the time a Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At February 28, 1997, the market values of assets pledged by the Funds to cover margin requirements for open futures positions were $1,616,000, $15,000, $1,116,000 and
                             $17,000 for the Florida, New Jersey, New York and Pennsylvania Funds, respectively. The Funds also had liquid securities in their portfolios in excess of the face amount of the following short Treasury Bond futures open at February 28, 1997:

                                                         EXPIRATION   GAIN AT
                                 FUND      FACE AMOUNT     MONTH      2/28/97
                             -------------------------------------------------
                             Florida       $3,736,000     Mar. '97    $ 77,000
                                              995,000     June '97          --
                             -------------------------------------------------
                             New Jersey       226,000     Mar. '97       5,000
                                              221,000     June '97          --
                             -------------------------------------------------
                             New York       9,284,000     Mar. '97     190,000
                                            4,308,000     June '97          --
                             -------------------------------------------------
                             Pennsylvania     226,000     Mar. '97       5,000
                                              221,000     June '97          --
                             -------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    -------------------------------------------------
                                                                          CLASS A
                                                    -------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED             YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,   ----------------------------------
                      FLORIDA                           1997        1996    1995    1994    1993
-----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $10.21       10.27   10.11   10.98   10.22
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .25         .52     .53     .52     .58
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                 .20         .08     .30    (.52)    .81
-----------------------------------------------------------------------------------------------------
Total from investment operations                          .45         .60     .83      --    1.39
-----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                 .25         .52     .53     .52     .58
-----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                     .12         .14     .14     .35     .05
-----------------------------------------------------------------------------------------------------
Total dividends                                           .37         .66     .67     .87     .63
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.29       10.21   10.27   10.11   10.98
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                            4.42%       5.83    8.62    (.11)  13.96
-----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------
Expenses                                                  .86%        .84     .80     .79     .63
-----------------------------------------------------------------------------------------------------
Net investment income                                    4.90%       5.00    5.30    5.04    5.48
-----------------------------------------------------------------------------------------------------

                                        -----------------------------------------  -------------------------------------------
                                                        CLASS B                                      CLASS C
                                        -----------------------------------------  ------------------------------------------
                                        SIX MONTHS                                  SIX MONTHS
                                          ENDED         YEAR ENDED     MAY 31 TO      ENDED          YEAR ENDED     MAY 31 TO
                                       FEBRUARY 28,     AUGUST 31,     AUGUST 31,  FEBRUARY 28,      AUGUST 31,     AUGUST 31,
                                           1997       1996     1995       1994         1997        1996     1995       1994
---------------------------------------------------------------------------------  -------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------  -------------------------------------------
Net asset value, beginning of period      $10.19      10.26    10.10     10.13        10.20        10.26    10.10     10.13
---------------------------------------------------------------------------------  -------------------------------------------
Income from investment operations:
  Net investment income                      .21        .43      .44      .11          .21           .43      .45      .11
---------------------------------------------------------------------------------  -------------------------------------------
  Net realized and unrealized gain
  (loss)                                     .20        .07      .30     (.03)         .19           .08      .30     (.03)
---------------------------------------------------------------------------------  -------------------------------------------
Total from investment operations             .41        .50      .74      .08          .40           .51      .75      .08
---------------------------------------------------------------------------------  -------------------------------------------
Less dividends:
  Distribution from net investment
  income                                     .21        .43      .44      .11          .21           .43      .45      .11
---------------------------------------------------------------------------------  -------------------------------------------
  Distribution from net realized gain        .12        .14      .14       --          .12           .14      .14       --
---------------------------------------------------------------------------------  -------------------------------------------
Total dividends                              .33        .57      .58      .11          .33           .57      .59      .11
---------------------------------------------------------------------------------  -------------------------------------------
Net asset value, end of period            $10.27      10.19    10.26     10.10        10.27        10.20    10.26     10.10
---------------------------------------------------------------------------------  -------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               3.99%      4.84     7.67      .74          3.89         4.97     7.84      .75
---------------------------------------------------------------------------------  -------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------  -------------------------------------------
Expenses                                    1.68%      1.68     1.65      1.70         1.68         1.64     1.52      1.54
---------------------------------------------------------------------------------  -------------------------------------------
Net investment income                       4.08%      4.16     4.45      4.28         4.08         4.20     4.58      4.52
---------------------------------------------------------------------------------  -------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------  -------------------------------------------

                                                       SIX MONTHS
                                                         ENDED                 YEAR ENDED AUGUST 31,
                                                      FEBRUARY 28,   -----------------------------------------
                                                          1997        1996      1995      1994      1993
--------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)              $108,998     108,105   117,292   124,721   129,702
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                         111%        119        96        53        35
--------------------------------------------------------------------------------------------------------------

NOTE FOR FLORIDA FUND:

Certain expenses of the Florida Fund were waived or absorbed by ZKI during the year ended August 31, 1993. If no waiver had been in place during the year, the expense ratio would have increased by .01% of average net assets, with a corresponding decrease in the net investment income ratio during the period.

NOTE FOR ALL FUNDS:

Total return does not reflect the effect of sales charges.

FINANCIAL HIGHLIGHTS

                                                     ---------------------------------------
                                                                    CLASS A
                                                     ---------------------------------------
                                                     SIX MONTHS
                                                       ENDED       YEAR ENDED   MARCH 15 TO
                                                    FEBRUARY 28,   AUGUST 31,   AUGUST 31,
                     NEW JERSEY                         1997          1996         1995
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $9.85          9.75         9.50
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .21           .43           .22
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain                      .19           .10           .25
-------------------------------------------------------------------------------------------
Total from investment operations                        .40           .53           .47
-------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income               .21           .43           .22
-------------------------------------------------------------------------------------------
  Distribution from net realized gain                   .06            --           --
-------------------------------------------------------------------------------------------
Total dividends                                         .27           .43           .22
-------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.98          9.85         9.75
-------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          4.05%          5.50         4.89
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                          1.25%          1.13          .39
-------------------------------------------------------------------------------------------
Net investment income                                  4.18%          4.41         4.99
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                               1.25%          1.45          .94
-------------------------------------------------------------------------------------------
Net investment income                                  4.18%          4.09         4.44
-------------------------------------------------------------------------------------------
                                        ---------------------------------------   ---------------------------------------
                                                        CLASS B                                   CLASS C
                                        ---------------------------------------   ---------------------------------------
                                         SIX MONTHS       YEAR                     SIX MONTHS       YEAR
                                           ENDED         ENDED      MARCH 15 TO      ENDED         ENDED      MARCH 15 TO
                                        FEBRUARY 28,   AUGUST 31,   AUGUST 31,    FEBRUARY 28,   AUGUST 31,   AUGUST 31,
                                            1997          1996         1995           1997          1996         1995
-------------------------------------------------------------------------------   ---------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period       $ 9.88         9.77         9.50           9.88          9.77         9.50
-------------------------------------------------------------------------------   ---------------------------------------
Income from investment operations:
  Net investment income                     .17           .36           .18           .17           .36           .18
-------------------------------------------------------------------------------   ---------------------------------------
  Net realized and unrealized gain          .19           .11           .27           .19           .11           .27
-------------------------------------------------------------------------------   ---------------------------------------
Total from investment operations            .36           .47           .45           .36           .47           .45
-------------------------------------------------------------------------------   ---------------------------------------
Less dividends:
  Distribution from net investment
  income                                    .17           .36           .18           .17           .36           .18
-------------------------------------------------------------------------------   ---------------------------------------
  Distribution from net realized gain       .06            --           --            .06            --           --
-------------------------------------------------------------------------------   ---------------------------------------
Total dividends                             .23           .36           .18           .23           .36           .18
-------------------------------------------------------------------------------   ---------------------------------------
Net asset value, end of period             $10.01         9.88         9.77          10.01          9.88         9.77
------------------------------------------------------------------------------     --------------------------------------
TOTAL RETURN (NOT ANNUALIZED)              3.65%          4.80         4.69           3.70          4.89         4.75
-------------------------------------------------------------------------------   ---------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------   ---------------------------------------
Expenses absorbed by the Fund              2.01%          2.00         1.18           1.90          1.70         1.18
-------------------------------------------------------------------------------   ---------------------------------------
Net investment income                      3.42%          3.54         4.20           3.53          3.84         4.20
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                   2.01%          2.32         1.73           1.90          2.02         1.73
-------------------------------------------------------------------------------   ---------------------------------------
Net investment income                      3.42%          3.22         3.65           3.53          3.52         3.65
-------------------------------------------------------------------------------   ---------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS          YEAR
                                                                ENDED            ENDED         MARCH 15 TO
                                                             FEBRUARY 28,      AUGUST 31,      AUGUST 31,
                                                                 1997             1996            1995
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                      $4,510           3,982            4,309
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                             77%              128              68
-------------------------------------------------------------------------------------------------------------------------

NOTE FOR NEW JERSEY FUND:
ZKI agreed to waive the management fee of the New Jersey Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. "Other ratios to average net assets" are computed without expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                                    ------------------------------------------------
                                                                       CLASS A
                                                    ------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED             YEAR ENDED AUGUST 31,
                                                    FEBRUARY 28,   ---------------------------------
                     NEW YORK                           1997       1996    1995    1994    1993
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $10.66      10.80   10.73   11.59   10.97
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   .28        .56     .58     .58     .63
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                 .20         --     .20    (.60)    .72
----------------------------------------------------------------------------------------------------
Total from investment operations                          .48        .56     .78    (.02)   1.35
----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                 .28        .56     .58     .58     .63
----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                     .09        .14     .13     .26     .10
----------------------------------------------------------------------------------------------------
Total dividends                                           .37        .70     .71     .84     .73
----------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.77      10.66   10.80   10.73   11.59
----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                            4.46%      5.26    7.62    (.19)  12.82
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                  .85%       .83     .81     .76     .67
----------------------------------------------------------------------------------------------------
Net investment income                                    5.16%      5.15    5.47    5.29    5.69
----------------------------------------------------------------------------------------------------
                                           ------------------------------------------   ----------------------------------------
                                                            CLASS B                                      CLASS C
                                           ------------------------------------------   ----------------------------------------
                                            SIX MONTHS                                   SIX MONTHS
                                              ENDED         YEAR ENDED     MAY 31 TO       ENDED        YEAR ENDED     MAY 31 TO
                                           FEBRUARY 28,     AUGUST 31,     AUGUST 31,   FEBRUARY 28,    AUGUST 31,     AUGUST 31,
                                               1997        1996    1995       1994          1997       1996    1995       1994
-------------------------------------------------------------------------------------   -----------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------   -----------------------------------------
Net asset value, beginning of period          $10.66       10.80   10.73     10.77         10.65       10.79   10.73     10.77
-------------------------------------------------------------------------------------   -----------------------------------------
Income from investment operations:
  Net investment income                          .23         .47     .48       .12          .23          .47     .48       .12
-------------------------------------------------------------------------------------   -----------------------------------------
  Net realized and unrealized gain (loss)        .21          --     .20      (.04)         .20           --     .19      (.04)
-------------------------------------------------------------------------------------   -----------------------------------------
Total from investment operations                 .44         .47     .68       .08          .43          .47     .67       .08
-------------------------------------------------------------------------------------   -----------------------------------------
Less dividends:
  Distribution from net investment income        .23         .47     .48       .12          .23          .47     .48       .12
-------------------------------------------------------------------------------------   -----------------------------------------
  Distribution from net realized gain            .09         .14     .13        --          .09          .14     .13        --
-------------------------------------------------------------------------------------   -----------------------------------------
Total dividends                                  .32         .61     .61       .12          .32          .61     .61       .12
-------------------------------------------------------------------------------------   -----------------------------------------
Net asset value, end of period                $10.78       10.66   10.80     10.73         10.76       10.65   10.79     10.73
-------------------------------------------------------------------------------------   -----------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                   4.12%       4.36    6.69       .75          4.01        4.38    6.64       .70
------------------------------------------------------------------------------------    -----------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------   -----------------------------------------
Expenses                                        1.70%       1.69    1.67      1.68          1.68        1.67    1.62      1.63
-------------------------------------------------------------------------------------   -----------------------------------------
Net investment income                           4.31%       4.29    4.61      4.36          4.33        4.31    4.66      4.68
-------------------------------------------------------------------------------------   -----------------------------------------
---------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                 YEAR ENDED AUGUST 31,
                                                 FEBRUARY 28,   -----------------------------------------
                                                     1997        1996      1995      1994      1993
---------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)         $294,471     302,346   319,477   342,839   354,461
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                     87%        104       112        43        36
---------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                    -------------------------------------
                                                                   CLASS A
                                                    -------------------------------------
                                                     SIX MONTHS      YEAR
                                                       ENDED        ENDED     MARCH 15 TO
                                                    FEBRUARY 28,  AUGUST 31,  AUGUST 31,
                    PENNSYLVANIA                        1997         1996        1995
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 9.95        9.81        9.50
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .22          .44          .22
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain                      .25          .14          .31
-----------------------------------------------------------------------------------------
Total from investment operations                        .47          .58          .53
-----------------------------------------------------------------------------------------
Less distribution from net investment income           (.22)         .44          .22
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $10.20        9.95        9.81
-----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          4.77%         6.01        5.54
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------
Expenses absorbed by the Fund                          1.09%         1.06         .46
-----------------------------------------------------------------------------------------
Net investment income                                  4.42%         4.33        4.93
-----------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                               1.19%         1.39        1.01
-----------------------------------------------------------------------------------------
Net investment income                                  4.32%         4.00        4.38
-----------------------------------------------------------------------------------------

                                        -------------------------------------  -------------------------------------
                                                       CLASS B                                CLASS C
                                        -------------------------------------  -------------------------------------
                                         SIX MONTHS      YEAR                   SIX MONTHS      YEAR
                                           ENDED        ENDED     MARCH 15 TO     ENDED        ENDED     MARCH 15 TO
                                        FEBRUARY 28,  AUGUST 31,  AUGUST 31,   FEBRUARY 28,  AUGUST 31,  AUGUST 31,
                                            1997         1996        1995          1997         1996        1995
--------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------  -------------------------------------
Net asset value, beginning of period       $ 9.95        9.80        9.50          9.95         9.81        9.50
-----------------------------------------------------------------------------  -------------------------------------
Income from investment operations:
  Net investment income                     .19          .37          .18          .19          .37          .19
-----------------------------------------------------------------------------  -------------------------------------
  Net realized and unrealized gain          .25          .15          .30          .25          .14          .31
-----------------------------------------------------------------------------  -------------------------------------
Total from investment operations            .44          .52          .48          .44          .51          .50
-----------------------------------------------------------------------------  -------------------------------------
Less distribution from net investment
income                                     (.19)         .37          .18         (.19)         .37          .19
-----------------------------------------------------------------------------  -------------------------------------
Net asset value, end of period             $10.20        9.95        9.80         10.20         9.95        9.81
-----------------------------------------------------------------------------  ------------------------------------
TOTAL RETURN (NOT ANNUALIZED)              4.38%         5.29        5.05          4.38         5.19        5.18
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund              1.84%         1.83        1.24          1.84         1.80        1.21
-----------------------------------------------------------------------------  -------------------------------------
Net investment income                      3.67%         3.56        4.15          3.67         3.59        4.18
-----------------------------------------------------------------------------  -------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                   1.92%         2.16        1.79          1.93         2.13        1.76
-----------------------------------------------------------------------------  -------------------------------------
Net investment income                      3.59%         3.23        3.60          3.58         3.26        3.63
-----------------------------------------------------------------------------  -------------------------------------

--------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS          YEAR
                                                                ENDED            ENDED         MARCH 15 TO
                                                             FEBRUARY 28,      AUGUST 31,      AUGUST 31,
                                                                 1997             1996            1995
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                      $5,060           4,449            2,118
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                             140%             158              85
-------------------------------------------------------------------------------------------------------------------

NOTE FOR PENNSYLVANIA FUND:
ZKI agreed to waive the management fee of the Pennsylvania Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, ZKI agreed to waive certain operating expenses of the Fund. "Other ratios to average net assets" are computed without expense waiver or absorption.

NOTES

NOTES

TRUSTEES AND OFFICERS


TRUSTEES                             OFFICERS

STEPHEN B. TIMBERS                   J. PATRICK BEIMFORD, JR.
President and Trustee                Vice President

DAVID W. BELIN                       CHARLES R. MANZONI, JR.
Trustee                              Vice President

LEWIS A. BURNHAM                     CHRISTOPHER J. MIER
Trustee                              Vice President

DONALD L. DUNAWAY                    JOHN E. NEAL
Trustee                              Vice President

ROBERT B. HOFFMAN                    PHILIP J. COLLORA
Trustee                              Vice President and
                                     Secretary

DONALD R. JONES                      JEROME L. DUFFY
Trustee                              Treasurer

DOMINIQUE P. MORAX                   ELIZABETH C. WERTH
Trustee                              Assistant Secretary

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

--------------------------------------------------------------------------------
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                                    (800) 621-1048

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                                    Kansas City, MO 64105

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PRINCIPAL UNDERWRITER               ZURICH KEMPER DISTRIBUTORS, INC.
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                                    www.kemper.com

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